TAXES ON INCOME (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before taxes	16,828	23,461	3,544
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Calculation basis	16,520	23,470	3,070
Tax expense at statutory rates	(6,608)	(9,388)	(1,228)
Nontaxable (deductible) exchange gains (losses) on foreign subsidiaries	(180)	(1,356)	775
Nondeductible expenses	(120)	(86)	(112)
Nontaxable dividends on companies recorded at cost	122	101	67
Net tax benefit on interest on shareholders’ equity	1,496	1,474	660
Nondeductible stock-based compensation (non deductible) / taxable	(79)	(247)	72
Nontaxable interest on foreign government debt securities	148	295	381
Constitution of valuation allowance	0	0	131
Effect of increase in social contribution rate – deferred tax	0	0	336
Other differences	284	358	252
Income tax income (expense)	(4,937)	(8,849)	1,334